Note 7 - Share Capital (Details Textual) - USD ($)		3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended	33 Months Ended
	Jun. 08, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Dec. 31, 2017	Dec. 29, 2017	May 30, 2018	Mar. 28, 2018	Oct. 27, 2017	Apr. 02, 2015
Payments of Stock Issuance Costs		$ 2,000	$ 43,000	$ 7,000	$ 64,000
Stock Issued During Period, Value, New Issues					8,204,000
The 2018 ATM Offering [Member]
Stock Issuance Program, Authorized Amount										$ 30,000,000
Stock Issued During Period, Shares, New Issues		1,429,847		1,429,847
Shares Issued, Price Per Share		$ 3.78		$ 3.78		$ 3.78
Proceeds from Issuance of Common Stock		$ 5,410,000		$ 5,410,000
Proceeds from Issuance of Common Stock, Net		$ 5,248,000		$ 5,248,000
Stock Issuance, Percent of Cash Commission to Issuer		3.00%		3.00%		3.00%
Stock Issued During Period, Value, New Issues				$ 5,246,000
The 2017 Purchase Agreement [Member]
Stock Issuance Program, Authorized Amount											$ 15,500,000
Stock Issued During Period, Shares, New Issues				5,231,953			357,143
Shares Issued, Price Per Share		$ 2.87		$ 2.87		$ 2.87
Proceeds from Issuance of Common Stock, Net				$ 15,000,000
Proceeds from Issuance of Private Placement						$ 15,500,000	$ 500,000
Proceeds from Issuance of Private Placement, Net							$ 324,000
Stock Issued During Period, Shares, Issued for Services							321,429
Stock Issued During Period, Value, New Issues				$ 14,995,000
The 2018 Purchase Agreement [Member]
Stock Issuance Program, Authorized Amount									$ 20,000,000
Stock Issued During Period, Shares, New Issues				170,261
Stock Issued During Period, Value, New Issues				$ 600,000
The 2018 Purchase Agreement [Member] | General and Administrative Expense [Member]
Payments of Stock Issuance Costs	$ 600,000
ATM Offering [Member]
Stock Issuance Program, Authorized Amount												$ 20,000,000
Stock Issued During Period, Shares, New Issues					7,472,618
Shares Issued, Price Per Share			$ 1.14		$ 1.14
Proceeds from Issuance of Common Stock					$ 8,500,000
Proceeds from Issuance of Common Stock, Net			$ 4,571,000		$ 8,268,000
Stock Issuance, Percent of Cash Commission to Issuer			3.00%		3.00%
Stock Issued During Period, Value, New Issues								$ 20,000,000